Commitments and Contingencies (Details Textual)										1 Months Ended										8 Months Ended	10 Months Ended		12 Months Ended
	Aug. 16, 2017 USD ($)	Aug. 16, 2017 CNY (¥)	May 10, 2017	Dec. 07, 2016 USD ($)	Dec. 07, 2016 CNY (¥)	Jun. 03, 2016 USD ($) m²	Jun. 03, 2016 CNY (¥) m²	Mar. 06, 2016 USD ($) m²	Mar. 06, 2016 CNY (¥) m²	Nov. 28, 2017 USD ($)	Nov. 28, 2017 HKD ($)	Nov. 15, 2016 USD ($) m²	Nov. 15, 2016 CNY (¥) m²	Apr. 15, 2016 USD ($) m²	Apr. 15, 2016 CNY (¥) m²	Mar. 25, 2016 USD ($) m²	Mar. 25, 2016 CNY (¥) m²	Mar. 18, 2016 USD ($) m²	Mar. 18, 2016 CNY (¥) m²	Dec. 31, 2015 USD ($)	Aug. 01, 2017 USD ($)	Aug. 01, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)
Commitments and Contingencies (Textual)
Rent expense | $																				$ 0			$ 728,843		$ 428,265
Zumian Gong [Member]
Commitments and Contingencies (Textual)
Square meters office space								410	410
Lease term, description								The lease is valid from March 6, 2016 to March 5, 2019.	The lease is valid from March 6, 2016 to March 5, 2019.
Rent expense								$ 8,000	¥ 56,162
Beijing Oriental Media Properties Limited [Member]
Commitments and Contingencies (Textual)
Square meters office space						479	479											479	479
Lease term, description						The lease is valid from April 1, 2016 to March 31, 2018.	The lease is valid from April 1, 2016 to March 31, 2018.											The lease is valid from April 1, 2016 to March 31, 2018.	The lease is valid from April 1, 2016 to March 31, 2018.
Rent expense						$ 24,000	¥ 161,620											$ 24,000	¥ 161,620
Beijing Jinqiao Lida investment consulting Co., Ltd [Member]
Commitments and Contingencies (Textual)
Square meters office space																377	377
Lease term, description				On June 5, 2017, the Company renewed this lease agreement to extend the lease term for one year with no change in rent.	On June 5, 2017, the Company renewed this lease agreement to extend the lease term for one year with no change in rent.											The lease starts from March 25, 2016 with a term of nine months ended on December 24, 2016.	The lease starts from March 25, 2016 with a term of nine months ended on December 24, 2016.
Rent expense				$ 7,000	¥ 50,000											$ 7,000	¥ 48,000
Beijing Terry Henderson real estate brokerage Co., Ltd. [Member]
Commitments and Contingencies (Textual)
Square meters office space														187	187
Lease term, description	September 1, 2016 with a term of two years ending on August 31, 2018.	September 1, 2016 with a term of two years ending on August 31, 2018.												On April 15, 2017, this lease agreement was renewed to extend the term for one-year term with no change in rent.	On April 15, 2017, this lease agreement was renewed to extend the term for one-year term with no change in rent.
Rent expense	$ 3,000	¥ 22,500												$ 4,000	¥ 25,000
AGM Beijing and AGM Nanjing [Member]
Commitments and Contingencies (Textual)
Lease term, description																					The terms of these lease agreements range from five months to one year.	The terms of these lease agreements range from five months to one year.	The Company renewed three of the dormitory lease agreements to extend the lease term for another year.	The Company renewed three of the dormitory lease agreements to extend the lease term for another year.
Rent expense																					$ 16,000	¥ 111,340
Rent after renewal per month																							$ 16,000	¥ 106,050
Gang Liu [Member]
Commitments and Contingencies (Textual)
Square meters office space												186	186
Lease term, description			The Company renewed this lease agreement to extend the term for one year with no change in rent.									The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017.	The lease starts from December 5, 2016 with a term of six months ended on June 4, 2017.
Rent expense												$ 4,000	¥ 27,500
International Peaceful Interests Ltd. [Member]
Commitments and Contingencies (Textual)
Lease term, description										The lease term is from December 8, 2017 to December 7, 2019.	The lease term is from December 8, 2017 to December 7, 2019.
Rent expense										$ 6,000	$ 48,136